UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6294

        Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.3% (3.9% of Total Investments)
$ 1,160	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,033,096
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,550,289
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	3,782,880
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
22,915	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	9,092,214
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

34,700	Total Consumer Staples			17,458,479

	Education and Civic Organizations – 4.8% (3.0% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	235,228
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	189,534
270	5.000%, 11/01/25	11/15 at 100.00	A2	242,860
1,595	California Infrastructure Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,575,302
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,695,804
	Institute, Series 2005A, 5.000%, 7/01/24
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	3,582,016
	Trust 1065, 8.923%, 3/01/33 (IF)
1,385	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	AA	1,287,191
	MBIA Insured
5,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	AA	4,529,000
	AMBAC Insured (UB)

15,267	Total Education and Civic Organizations			13,336,935

	Health Care – 14.0% (8.8% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A+	1,671,390
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	1/09 at 100.00	AAA	478,663
	Bonds, Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 – MBIA Insured
675	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	523,463
	Series 2006, 5.000%, 4/01/37
5,745	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	3,093,928
	Trust 3146, 11.686%, 11/15/46 (IF)
4,830	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	2,534,503
	Bond Trust 3175, 16.281%, 11/15/46 (IF)
4,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	3,060,372
	System West, Series 2005A, 5.000%, 3/01/35
1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	936,581
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)
9,435	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	7,141,823
	System, Series 2006, 5.000%, 3/01/41
3,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	2,636,658
	System, Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A+	1,317,250
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	3,081,214
	2008A, 8.250%, 12/01/38
6,000	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	3/09 at 100.00	AA	5,295,540
	Series 1995, 5.750%, 3/15/28 – MBIA Insured
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	7,118,921
	Center, Series 2007A, 5.000%, 7/01/38

52,051	Total Health Care			38,890,306

	Housing/Multifamily – 1.6% (1.0% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	714,950
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home	12/10 at 102.00	N/R	3,760,718
	Estates Project, Series 2000, 6.400%, 12/15/30

5,750	Total Housing/Multifamily			4,475,668

	Housing/Single Family – 0.3% (0.2% of Total Investments)
785	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	735,223
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.9% (1.2% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	3,834,800
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17)
	(Alternative Minimum Tax)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,453,880
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

7,000	Total Industrials			5,288,680

	Long-Term Care – 1.2% (0.7% of Total Investments)
	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center
	Project, Series 2007:
460	5.250%, 12/01/27	12/17 at 100.00	Baa1	354,697
4,000	5.375%, 12/01/37	12/17 at 100.00	Baa1	2,900,320

4,460	Total Long-Term Care			3,255,017

	Tax Obligation/General – 17.6% (11.0% of Total Investments)
5,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A+	4,900,950
4,700	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 –	5/10 at 101.00	A1	4,746,859
	FGIC Insured
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA	3,463,691
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AA	1,521,068
1,040	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AA	1,067,570
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AA	3,702,520
	5.000%, 5/01/30 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	AA	10,172,773
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,710	5.000%, 8/01/25 – FSA Insured (UB)	8/14 at 102.00	AAA	2,703,090
3,875	5.000%, 8/01/26 – FSA Insured (UB)	8/14 at 102.00	AAA	3,777,118
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AA	1,929,900
	2003B, 0.000%, 8/01/27 – FGIC Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AA	4,600,750
	MBIA Insured
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	555,007
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,712,098
	Bonds, Series 2003B, 5.000%, 8/01/22 – FSA Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AA	1,953,400
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

54,050	Total Tax Obligation/General			48,806,794

	Tax Obligation/Limited – 26.4% (16.5% of Total Investments)
2,870	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB+	2,605,415
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A	4,019,400
2,000	5.500%, 6/01/23	6/14 at 100.00	A	1,991,300
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	586,212
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Baa1	781,910
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA	2,484,060
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	998,019
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – FSA Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A, Trust 2215-1:
1,940	0.950%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A	45,086
1,355	0.950%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A	—
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,425,662
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	AA	1,090,755
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A	401,435
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/16 at 100.00	N/R	247,552
805	5.125%, 9/01/36	9/16 at 100.00	N/R	514,878
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	A	2,719,470
	Series 2001, 5.000%, 9/01/21 – AMBAC Insured
3,510	Long Beach Bond Financing Authority, California, Lease Revenue and Refunding Bonds, Civic	4/09 at 101.00	AA	2,984,729
	Center Project, Series 1997A, 5.000%, 10/01/27 – MBIA Insured
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	3,400,220
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,770	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	1/09 at 101.00	AA	5,488,366
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 –
	AMBAC Insured
8,175	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA	6,915,151
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AA	2,571,667
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	4/09 at 100.50	A	3,486,504
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A	2,336,932
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	802,480
	Ranch, Series 2004A, 5.500%, 8/15/24
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AA	996,621
	Construction Project, Series 2006, 5.000%, 9/01/23 – MBIA Insured
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	3,393,338
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	489,496
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
110	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	2/09 at 100.00	N/R	109,974
	Series 1991A, 8.000%, 2/01/18
820	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	712,014
	8/01/25 – AMBAC Insured
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,207,700
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA	1,076,548
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	AA	4,531,251
	Series 2003, 5.000%, 6/01/17 – MBIA Insured
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	AA	5,386,080
	Project, Series 2005, 5.000%, 9/01/35 – MBIA Insured
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AA	1,652,652
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
5,000	West Hollywood, California, Refunding Certificates of Participation, Series 1998, 5.000%,	2/09 at 101.00	AA	4,688,200
	2/01/25 – MBIA Insured

90,705	Total Tax Obligation/Limited			73,141,077

	Transportation – 18.3% (11.5% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,047,322
	2006, 5.000%, 4/01/31 (UB)
2,450	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,923,565
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	AA	5,883,455
	1995A, 5.000%, 1/01/35 – MBIA Insured
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	8,669,745
	Bonds, Series 1999, 0.000%, 1/15/29
8,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AA	6,683,520
	(Alternative Minimum Tax)
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	17,077,999
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative
	Minimum Tax)
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AA	5,053,000
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 – FGIC Insured
3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AA	3,351,019
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/18 – MBIA Insured
	(Alternative Minimum Tax)

60,125	Total Transportation			50,689,625

	U.S. Guaranteed – 39.6% (24.8% of Total Investments) (4)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,820,354
	5/01/18 (Pre-refunded 5/01/12)
5,760	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	6,109,747
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	2/09 at 100.00	Aaa	3,526,470
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
	California Statewide Community Development Authority, Certificates of Participation, Catholic
	Healthcare West, Series 1999:
4,495	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A (4)	4,884,627
1,845	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A (4)	2,001,253
10,000	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	10,597,500
	(Pre-refunded 3/01/10) – MBIA Insured
495	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	514,978
	Revenue Bonds, Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax) (ETM)
5,515	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/09 at 102.00	A+ (4)	5,514,614
	2001E, 5.000%, 8/01/25 – FGIC Insured (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,452,640
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AA (4)	3,204,810
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded
	7/01/10) – FGIC Insured
6,030	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	6,394,574
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	A3 (4)	2,249,010
3,000	5.000%, 8/01/26 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	A3 (4)	3,251,580
10,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB+ (4)	10,693,199
	7/01/31 (Pre-refunded 7/01/10)
4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,999,680
	5.500%, 10/01/32
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,231,480
	6.000%, 8/01/26 – AGC Insured (ETM)
17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/11 at 100.00	AAA	19,269,132
	Series 2001A, 5.000%, 11/01/24 (Pre-refunded 11/01/11) – FSA Insured
6,555	Sweetwater Authority, California, Water Revenue Bonds, Series 2002, 5.000%, 4/01/22	4/10 at 101.00	AAA	6,924,112
	(Pre-refunded 4/01/10) – FSA Insured
2,000	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/22	9/09 at 101.00	Aa1 (4)	2,081,440
	(Pre-refunded 9/01/09) – AMBAC Insured
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project,	3/24 at 100.00	N/R (4)	2,049,180
	Series 1999A, 5.750%, 3/15/29 (Pre-refunded 3/15/24)

102,190	Total U.S. Guaranteed			109,770,380

	Utilities – 16.9% (10.6% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	10/12 at 100.00	AAA	2,116,800
	System, Series 2002B, 5.250%, 10/01/18 – FSA Insured (5)
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA	1,810,489
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	A+	11,293,195
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,984,280
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
3,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,604,322
	2007A, 5.500%, 11/15/37
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AA	5,065,750
	2001A-2, 5.375%, 7/01/20 – MBIA Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	4,588,000
	2005A-1, 5.000%, 7/01/31 – FSA Insured (UB)
5,225	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	AAA	5,413,518
	2/01/18 – FSA Insured
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AA	1,001,722
	2/01/22 – AMBAC Insured
1,260	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	1,022,855
	9/01/31 – SYNCORA GTY Insured
4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,441,576
	2002Q, 5.250%, 8/15/19 – FSA Insured
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA	3,468,269
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured

47,345	Total Utilities			46,810,776

	Water and Sewer – 7.3% (4.5% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 –	6/14 at 100.00	AA–	1,147,720
	AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	752,166
	5.000%, 4/01/36 – MBIA Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	1,027,350
	AMBAC Insured
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	4,143,317
	5.500%, 1/01/38
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,631,800
	5.000%, 10/01/29 – MBIA Insured
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,549,820
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AA	2,704,906
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – MBIA Insured	4/13 at 100.00	AA	2,161,001
2,960	5.250%, 10/01/20 – MBIA Insured	4/13 at 100.00	AA	2,997,562

21,385	Total Water and Sewer			20,115,642

$ 495,813	Total Long-Term Investments (cost $481,611,950) – 156.2%			432,774,602

	Short-Term Investments – 3.6% (2.3% of Total Investments)
$ 10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed		A-1+	10,000,000
	Revenue Bonds, Variable Rate Demand Obligations, Series 2005A, Trust 2448, 5.640%, 6/01/45 –
	FGIC Insured (6)

	Total Short-Term Investments (cost $10,000,000)			10,000,000

	Total Investments (cost $491,611,950) – 159.8%			442,774,602

	Floating Rate Obligations – (4.6)%			(12,795,000)

	Other Assets Less Liabilities – 5.9%			16,400,121

	Preferred Shares, at Liquidation Value – (61.1)% (7)			(169,275,000)

	Net Assets Applicable to Common Shares – 100%			$277,104,723

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor
Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment has been pledged as collateral for Recourse Trusts.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 38.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$442,774,602	$ —	$442,774,602

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $478,694,791.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 10,422,482
Depreciation	(59,160,191)

Net unrealized appreciation (depreciation) of investments	$(48,737,709)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009